NOTE 1 - ORGANIZATION	12 Months Ended
Dec. 31, 2019
Notes
NOTE 1 - ORGANIZATION

NOTE 1 - ORGANIZATION

Spirits Time International, Inc. (the “Company”) was incorporated on October 18, 2005 under the laws of the State of Nevada.  The Company was formed under the name of Sears Oil and Gas Corporation (“SRSG”), but effective October 22, 2018, our name was changed to Spirits Time International, Inc. to reflect our new business direction.  In addition to the change of the Company’s name, the Amended and Restated Articles of Incorporation were amended to: increase the number of shares of common stock authorized from 100,000,000 to 140,000,000; authorize a class of preferred stock consisting of 20,000,000 shares of $0.001 par value preferred stock issuable in such series and with such characteristics as determined appropriate by the Board of Directors.